PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care (Details) - Post-employment health care benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 2,419	Rp 1,592
Return on plan assets (excluding amount included in net interest expense)	(1,082)	909
Actuarial gain (losses) recognised in OCI	3,641	(1,460)
Pension benefit obligations at end of year	Rp 195	2,419
Employee hired before November 1, 1995
Disclosure of net defined benefit liability (asset) [line items]
Minimum employee working period for benefits	20 years
Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 15,448	13,357
Net interest income (costs)	1,102	1,115
Actuarial gain (losses) recognised in OCI	(3,641)	1,460
Benefits paid	486	484
Pension benefit obligations at end of year	12,423	15,448
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	(13,029)	(11,765)
Net interest income (costs)	(927)	(979)
Return on plan assets (excluding amount included in net interest expense)	(1,082)	909
Benefits paid	(486)	(484)
Plan administration costs	(160)	(140)
Pension benefit obligations at end of year	Rp (12,228)	Rp (13,029)